Direct Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Voyage expenses	$ 113,618	$ 132,556
Operating expenses	268,999	229,400
Charter hire	18,325	33,202
Compensation	226,850	211,533
Total	$ 627,792	$ 606,691